KSOP Plan:	9 Months Ended
Sep. 30, 2015
KSOP Plan: [Abstract]
KSOP Plan:

Note 9.          KSOP Plan:

The KSOP Plan, adopted in 1990 for retirement benefits of employees, is comprised of two parts, (1) a salary reduction component, and a 401(k) which includes provisions for discretionary contributions by the Company, and (2) an employee share ownership component, or ESOP. Allocation of common shares or cash to participants' accounts, subject to certain limitations, is at the discretion of the Board. There have been no common shares allocated to the Plan since 2011. Cash contributions for plan year 2014 were approximately $164,000. As of September 30, 2015, no contributions by the Company had been made for plan year 2015.